Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Appreciation in Investments (Details) - Pfizer Savings Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net appreciation in investments	$ 3,274,729
Adjustment of T. Rowe Price Stable Value Fund from contract value to fair value at end of year	(42,289)
Adjustment of T. Rowe Price Stable Value Fund from contract value to fair value at beginning of year	85,505
Net appreciation in investments per Form 5500	$ 3,317,945